Income taxes (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment losses on intangible assets [Member]
IfrsStatementLineItems [Line Items]
Beginning	₩ 198,000	₩ 198,000
Increase (decrease)	8,009
Ending	206,009	198,000
Allowance for doubtful accounts [Member]
IfrsStatementLineItems [Line Items]
Beginning	236,570	282,093
Increase (decrease)	(110,216)	(45,523)
Ending	126,354	236,570
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning	66,234	76,862
Increase (decrease)	(11,524)	(10,628)
Ending	54,710	66,234
Property and equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning	(6,265)	(77,619)
Increase (decrease)	(44,292)	71,354
Ending	(50,557)	(6,265)
Bond with warrants net [Member]
IfrsStatementLineItems [Line Items]
Beginning	(163,930)	(273,033)
Increase (decrease)	(4,339)	109,103
Ending	(168,269)	(163,930)
Leasehold deposit receivables [Member]
IfrsStatementLineItems [Line Items]
Beginning	7,278	5,828
Increase (decrease)	(1,145)	1,450
Ending	6,133	7,278
Defined benefit liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning	94,072	71,120
Increase (decrease)	3,031	22,952
Ending	97,103	94,072
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning	145,908	213,102
Increase (decrease)	(20,396)	(67,194)
Ending	125,512	145,908
Accrued Expenses [Member]
IfrsStatementLineItems [Line Items]
Beginning	(6,092)	4,132
Increase (decrease)	(1,270)	(10,224)
Ending	(7,362)	(6,092)
Accrued Income [Member]
IfrsStatementLineItems [Line Items]
Beginning	(18,219)	(9,587)
Increase (decrease)	(10,536)	(8,632)
Ending	(28,755)	(18,219)
Inventories Net [Member]
IfrsStatementLineItems [Line Items]
Beginning	25,372	25,372
Increase (decrease)
Ending	25,372	25,372
Provisions for restoration [Member]
IfrsStatementLineItems [Line Items]
Beginning	4,786	4,753
Increase (decrease)	31	33
Ending	4,817	4,786
Others [Member]
IfrsStatementLineItems [Line Items]
Beginning	13,499	17,197
Increase (decrease)	(4,106)	(3,698)
Ending	9,393	13,499
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning	597,213	538,220
Increase (decrease)	(196,753)	58,993
Ending	400,460	597,213
Loss carried forward [Member]
IfrsStatementLineItems [Line Items]
Beginning	3,402,320	2,893,763
Increase (decrease)	378,738	508,557
Ending	3,781,058	3,402,320
Carryover tax credit [Member]
IfrsStatementLineItems [Line Items]
Beginning	526,463	410,379
Increase (decrease)	(56,604)	116,084
Ending	469,859	526,463
Unrecognized deferred tax liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning	(4,525,996)	(3,842,362)
Increase (decrease)	(125,381)	(683,634)
Ending	(4,651,377)	(4,525,996)
Deferred tax assets [Member]
IfrsStatementLineItems [Line Items]
Beginning
Increase (decrease)
Ending